UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07737

The Purisima Funds
(Exact name of registrant as specified in charter)

13100 Skyline Blvd.
Woodside, California 94062
(Address of principal executive offices) (Zip code)

U. S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

(650) 851-3334
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2006

Item 1. Report to Stockholders.

Semi-Annual Report (Unaudited)
February 28, 2006

Semi-Annual Report (Unaudited)
February 28, 2006
The Purisima Total Return Fund

Table of Contents

A Letter to Our Shareholders	1
Sector Breakdown	5
Expense Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Other Information	21
Privacy Notice	28

Investment Objective

Purisima Total Return Fund

Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.

The Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived in the case of certain qualified retirement plans. The Fund will not accept your account if you are investing for another person as attorney-in-fact. The Fund also will not accept accounts with a ‘‘Power of Attorney’’ in the registration section of the Purchase Application.

A Letter to Our Shareholders

Welcome to the semi-annual report for the Purisima Total Return Fund for the six-month period ended February 28, 2006. The primary investment objective of the Fund is achieving high total return for shareholders.

Market Review and Outlook:

The bull market in global equities resumed its ascent during the period. Stronger than expected economic growth, attractive fundamentals and compelling valuations all provided a strong foundation for gains. The Fund capitalized on these trends by maintaining a fully invested posture and also benefited from sub-asset allocation decisions.

Our forecast that the world economy and corporate profit machine would exceed expectations proved correct. Predictions of a strengthening dollar, benign long term interest rates, attractive relative valuations and significant increases in merger and acquisition activity were also on target.

The benefits of global diversification were evident during the period. Foreign stocks once again significantly outperformed domestic issues. We do not foresee any catalysts that are likely to cause a reversal of the trend of foreign leadership.

Regionally, the best country returns in the developed world for the period came from Japan. The Japanese economy continued its emergence from the deflationary spiral in which it has been mired for more than a decade, and recent pro-market reforms gained traction. We believe the Japanese economy is still in the nascent stages of recovery and will continue to outperform countries that are farther along their economic cycles. Emerging markets exhibited tremendous strength as developing economies benefited from the expanding global economy.

Strong global economic growth continues to keep demand for energy products high, while supply remains constrained, keeping oil and natural gas prices high. As a result, both foreign and domestic energy companies have been turning in record profits

Recently, much has been made of the flattening and partial inversion of the yield curve in the U.S. As financial institutions increasingly operate in global credit markets, they are no longer bound by the borrowing and lending rates of their domicile alone. We believe this makes the notion of a ‘‘global yield curve’’ a more useful leading indicator for stocks and the global economy than the yield curve of any single market. We have constructed a GDP weighted global yield curve which illustrates that the global lending environment is much more favorable than the domestic yield curve portends.

As we predicted, there was downward pressure on the supply of equities as mergers, acquisitions and share repurchase activity far outpaced new share issuances in the form of IPOs and secondary stock offerings. We expect this trend to continue as global long term rates remain benign. Because equities prices are based on the supply and demand of equities themselves, a reduction in the supply of equities is bullish.

Looking ahead, we anticipate most of the aforementioned positive market fundamentals will remain firmly in place. Low global interest rates continue to provide stimulus to the global economy by creating sources of inexpensive capital. We do not see significant inflation risks on the horizon that would cause long term rates to rise materially. Equity valuations remain exceptionally attractive relative to relevant fixed income alternatives in our estimation. In fact, a comparison of earnings yield (the inverse of the P/E ratio) and government bond yields reveals that equities are relatively undervalued to a greater degree than at any time since the bear market bottom in March, 2003.

Though we feel that the environment for equities in the upcoming period remains resoundingly positive, risk factors do remain. Protectionist measures in the US and abroad could curtail the benefits of trade that have helped fuel global expansion. Higher than expected rates of inflation could lead to a rise in global long term interest rates making equity valuations less attractive and reducing sources of low cost capital. If central banks collectively become too hawkish with monetary policy, the global yield curve could invert — a scenario which could portend deteriorating corporate earnings and possibly a global recession. Geopolitical stability could deteriorate as Iran takes an increasingly aggressive course in advancing its nuclear capabilities.

It is always important to be mindful of potential risks to our forecast, but we believe that on balance the positive market fundamentals outweigh the market risks.

In spite of these promising fundamentals, we are unable to derive conviction that investor sentiment will improve enough to fully reflect them. If sentiment remains dour, we would expect stocks to only be up a little bit in upcoming year. If sentiment improves markedly, we would expect stocks to have a very big year. We find it hard to envision sentiment collapsing as the world is not at euphoric levels and has not been since the beginning of the current bull market, thus down-a-lot is very unlikely. However, we also cannot clearly identify a new catalyst for the sentiment trend to significantly improve, which is why our forecast is not more emphatically upbeat.

Fund Positioning

We expect many of the underlying factors that have supported markets recently to continue to drive markets going forward. Subsequently, we believe that many of the same countries and sectors that have outperformed recently will continue to do so. Many of our sub-asset allocation decisions are based on the continuation of existing trends.

We have increased the Fund’s exposure to foreign equities and included small positions in emerging markets and Canada. Canada led the developed markets in 2005 with returns driven largely by concentrated exposure to the Energy and Industrials sectors. We believe the outlook for these sectors remains compelling. We maintain an overweight position in Japan. Recent economic data has supported our belief that the recovery of the world’s second largest economy is well underway.

From a sector standpoint, we believe that Energy stocks will continue their climb as demand for oil and gas products remains strong. Similarly, a robust global economy should benefit the Materials and Industrial companies by creating strong demand for commodities and capital goods.

Flattening yield curves have tempered our enthusiasm for banks in general, although we do feel capital markets companies will benefit from increased merger and acquisition activity and buoyant equity markets.

We believe the Fund is positioned well to take advantage of what should continue to be a good year for the global equity markets.

Closing Remarks

For the period, the Fund outperformed the MSCI World Index1 benchmark and delivered solid total return (Purisima Total Return Fund: 11.78% vs. MSCI World Index: 10.29%) . We believe the current strategy should allow the Fund to outperform in what should be another good period for stocks.

Globally, equities are now entering the fourth year of rising markets. This leads us to sharpen our focus in looking for signs that the bull may be aging. As always, we are prepared to take defensive action if we come to expect a large, extended market decline. Fortunately, we do not foresee this occurring in the immediate future given the positive attributes of the current environment.

1	Morgan Stanley Capital International World Index is an unmanaged capitalization weighted stock index that includes all major world stock markets

Thank you for your continued interest and support.

Sincerely,

Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

Opinions expressed above are those of Kenneth L. Fisher and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Mutual fund investing involves risk of loss. Principal loss is possible. The Fund may use short sales of securities, which involve the risk that losses may exceed the original amount invested. Foreign investing involves special risks, including a greater volatility and political, economic and currency risks and differences in accounting methods. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investments in debt securities typically decrease in value when interest rates rise. This risk is greater for longer-term debt securities.

Price to Earnings (P/E) Ratio reflects the multiple of earnings at which a stock sells. The MSCI World Index is a broad-based unmanaged capitalization-weighted stock index designed to measure global developed market equity performance. It consists of 23 developed market country indices. One cannot invest directly in an index.

This material must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor 04/06

Sector Breakdown[1]
(Unaudited)

Purisima Total Return Fund
Basic Materials	6.0%
Communications	2.1%
Consumer, Cyclical	6.0%
Consumer, Non-cyclical	10.1%
Energy	18.6%
Financial	28.7%
Industrial	18.1%
Technology	4.5%
Utilities	5.0%
Short-Term Investment	0.9%
Total	100.0%

1 Percentage of Total Investments as of February 28, 2006.

Important Information

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2005 to February 28, 2006, for the Total Return Fund.

Actual Expenses

The information in the table under the heading ‘‘Actual Performance’’ provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading ‘‘Hypothetical Performance (5% return before expenses)’’ provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading ‘‘Hypothetical Performance (5% return before expenses)’’ is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example
(Unaudited)
		Hypothetical
		Performance
Purisima Total Return Fund	Actual	(5% return
(Inception date: 10/31/1996)	Performance	before expenses)
Beginning Account Value (09/01/05)	$1,000.00	$1,000.00
Ending Account Value (02/28/06)	$1,117.80	$1,017.50
Expenses Paid During Period[1]	$7.72	$7.35

[1]
Expenses are equal to the Fund’s expense ratio for the six month period of 1.47% for the Total Return Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Purisima Total Return Fund
Schedule of Investments
February 28, 2006 (Unaudited)

Shares		Value
COMMON STOCKS: 99.0%
Aerospace & Defense: 3.8%
137,500	Honeywell International, Inc.	$5,630,625
44,800	Lockheed Martin Corp.	3,264,576
82,300	United Technologies Corp.	4,814,550
		13,709,751
Air Freight & Logistics: 1.6%
53,700	FedEx Corp.	5,758,788
Automobiles: 1.4%
220,500	Nissan Motor Co. Ltd. - ADR	5,073,705
Biotechnology: 1.9%
94,200	Celgene Corp. (a)	3,579,600
90,300	Medimmune, Inc. (a)	3,295,047
		6,874,647
Capital Markets: 9.4%
14,545	Ameriprise Financial, Inc.	661,507
144,800	Credit Suisse Group - ADR	8,007,440
44,000	Goldman Sachs Group, Inc.	6,216,760
39,425	Lehman Brothers Holdings, Inc.	5,754,079
69,800	Morgan Stanley	4,164,268
203,550	Nomura Holdings, Inc. - ADR	3,926,479
50,075	UBS AG	5,319,467
		34,050,000
Chemicals: 1.5%
71,200	BASF AG - ADR	5,382,008
Commercial Banks: 5.1%
417,675	Banco Santander Central Hispano S.A. - ADR	6,106,409
431,200	Mitsubishi Ufj Financial Group, Inc. - ADR	6,424,880
538,700	Sumitomo Mitsui Financial Group, Inc. - ADR	5,953,281
		18,484,570
Communications Equipment: 1.3%
221,000	Motorola, Inc.	4,729,400
Computers & Peripherals: 1.6%
269,400	EMC Corp. (a)	3,776,988
50,000	Fujitsu Limited - ADR	2,022,450
		5,799,438

See accompanying Notes to Financial Statements.

Shares		Value
Construction Machinery And Equipment: 1.7%
87,700	Komatsu Ltd. - ADR	$6,314,856
Consumer Finance: 1.8%
48,825	ORIX Corp. - ADR	6,469,313
Diversified Financial Services: 1.3%
125,927	ING Groep N.V. - ADR	4,733,596
Diversified Telecommunication Services: 0.8%
45,600	Alltel Corp.	2,879,640
Electric Utilities: 2.9%
56,500	American Electric Power Co., Inc.	2,062,250
81,600	DPL, Inc.	2,196,672
46,600	Edison International	2,067,176
41,600	FirstEnergy Corp.	2,124,928
69,600	PPL Corp.	2,213,280
		10,664,306
Electronic Computers: 1.0%
52,225	Hitachi Ltd. - ADR	3,647,916
Energy Equipment & Services: 6.1%
117,900	Baker Hughes, Inc.	8,013,663
57,000	Schlumberger Ltd.	6,555,000
102,700	Transocean, Inc. (a)	7,618,286
		22,186,949
Food Products: 2.0%
83,500	Cadbury Schweppes Plc - ADR	3,416,820
168,200	Groupe Danone - ADR	4,048,574
		7,465,394
Health Care Providers & Services: 1.9%
29,500	Cigna Corp.	3,621,125
71,100	Health Net, Inc. (a)	3,409,245
		7,030,370
Household Durables: 2.1%
219,300	Matsushita Electric Industrial Co. Ltd. - ADR	4,629,423
68,475	Sony Corp. - ADR	3,210,108
		7,839,531
Household Products: 0.8%
49,725	Procter & Gamble Co.	2,980,019
Industrial Conglomerates: 2.9%
72,550	General Electric Co.	2,384,719
87,750	Siemens AG - ADR	8,071,245
		10,455,964

See accompanying Notes to Financial Statements.

Shares		Value
Insurance: 3.1%
163,750	AXA - ADR	$5,793,475
53,950	Millea Holdings, Inc. - ADR	5,474,846
		11,268,321
Investment Company: 3.8%
160,100	Amvescap Plc - ADR	3,051,506
112,200	iShares MSCI Emerging Markets Index Fund	10,872,180
		13,923,686
Machinery: 5.5%
104,500	Caterpillar, Inc.	7,636,860
55,200	Illinois Tool Works, Inc.	4,738,368
152,800	Kubota Corp. - ADR	7,497,896
		19,873,124
Measuring, Analyzing, And Controlling Instruments: 0.5%
45,000	Hoya Corp. - ADR	1,802,718
Metals & Mining: 4.5%
92,500	BHP Billiton Ltd. - ADR	3,338,325
92,100	Freeport-McMoRan Copper & Gold, Inc.	4,663,023
214,700	Kobe Steel Ltd. - ADR	4,133,662
21,900	Rio Tinto Plc - ADR	4,131,216
		16,266,226
Metals Service Centers And Offices: 0.9%
12,110	Mitsui & Co. Ltd. - ADR	3,269,700
Motor Vehicles And Passenger Car Bodies: 0.6%
38,775	Fuji Heavy Industries Ltd. - ADR	2,109,065
Multi-Utilities & Unregulated Power: 0.6%
44,900	Sempra Energy	2,148,016
National Commercial Banks: 1.2%
129,277	Sanpaolo IMI SpA - ADR	4,563,478
Oil & Gas: 12.5%
72,500	Anadarko Petroleum Corp.	7,189,100
59,100	Canadian Natural Resources Ltd.	3,224,496
94,400	ConocoPhillips	5,754,624
61,500	Devon Energy Corp.	3,605,745
74,500	EnCana Corp.	3,077,595
63,600	Occidental Petroleum Corp.	5,821,944
108,300	Royal Dutch Shell Plc - ADR	6,549,984
53,700	Talisman Energy, Inc.	2,820,324
57,654	Total S.A. - ADR	7,271,899
		45,315,711

See accompanying Notes to Financial Statements.

Shares		Value
Petroleum Refining: 1.4%
141,600	E.ON AG - ADR	$5,244,864
Pharmaceuticals: 4.4%
82,400	AstraZeneca Plc - ADR	3,811,000
91,450	GlaxoSmithKline Plc - ADR	4,647,489
57,700	Johnson & Johnson	3,326,405
118,450	Merck & Co., Inc.	4,129,167
		15,914,061
Real Estate: 2.0%
13,800	Alexandria Real Estate Equities, Inc.	1,214,676
21,400	AMB Property Corp.	1,148,110
16,900	Camden Property Trust	1,112,865
11,900	Essex Property Trust, Inc.	1,185,835
30,400	Reckson Associates Realty Corp.	1,243,360
19,900	Shurgard Storage Centers, Inc.	1,276,187
		7,181,033
Road & Rail: 1.2%
82,300	Canadian Pacific Railway Ltd.	4,212,937
Semiconductor & Semiconductor Equipment: 2.9%
112,075	KLA-Tencor Corp.	5,853,677
158,950	Texas Instruments, Inc.	4,744,658
		10,598,335
Specialty Retail: 1.0%
51,800	Lowe’s Companies, Inc.	3,531,724
TOTAL COMMON STOCKS
(Cost $270,359,249)		$359,753,160
SHORT TERM INVESTMENT: 0.9%
$3,252,340	SEI Daily Income Trust Government Fund	3,252,340
TOTAL SHORT TERM INVESTMENT
(Cost $3,252,340)		$3,252,340

TOTAL INVESTMENTS (Cost $273,611,589): 99.9%		$363,005,500
Other Assets in Excess of Liabilities: 0.1%		370,474
TOTAL NET ASSETS: 100.0%		$363,375,974

Footnotes
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non Income Producing

See accompanying Notes to Financial Statements.

Purisima Total Return Fund
Statement of Assets and Liabilities
February 28, 2006 (Unaudited)

ASSETS
Investments in securities, at cost	$273,611,589

Investments in securities, at value	$363,005,500
Receivables:
Dividends and interest	552,759
Fund shares sold	395,951
Other assets	61,388
Total Assets	364,015,598

LIABILITIES
Payables for fund shares redeemed	9,893
Accrued advisory fees (Note 3)	276,994
Accrued distribution fees (Note 4)	252,737
Accrued administration fees (Note 3)	21,494
Accrued transfer agent fees	38,346
Other accrued expenses	40,160
Total Liabilities	639,624

NET ASSETS	$363,375,974
Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	17,162,336

Net asset value, offering and redemption price per share	$21.17

COMPONENTS OF NET ASSETS
Paid-in capital	$276,185,687
Accumulated net investment (loss)	(396,909)
Accumulated net realized loss on investments	(1,806,715)
Net unrealized appreciation on investments	89,393,911
Net assets	$363,375,974

See accompanying Notes to Financial Statements.

Purisima Total Return Fund
Statement of Operations
For the Six Months Ended February 28, 2006 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes witheld of $68,721)	$2,064,929
Interest & other income	30,834
Total income	2,095,763
Expenses
Advisory fees	1,689,718
Distribution fees (Note 4)	422,430
Administration fees	132,562
Transfer agent fees	78,043
Fund accounting fees	45,061
Custody fees	34,113
Insurance expense	37,987
Reports to shareholders	14,348
Registration fees	14,489
Audit fees	10,465
Legal fees	9,126
Trustee fees	1,836
Miscellaneous	2,602
Total expenses	2,492,780
Add: Expenses recouped by Adviser (Note 3)	31
Net expenses	2,492,811
Net investment (loss)	(397,048)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	11,569,094
Change in net unrealized appreciation on investments	28,148,955
Net gain on investments	39,718,049
Net increase in net assets resulting from operations	$39,321,001

See accompanying Notes to Financial Statements.

Purisima Total Return Fund
Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2006*	2005
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(397,048)	$1,644,637
Net realized gain (loss) on investments	11,569,094	(1,118,029)
Change in net unrealized appreciation on
investments	28,148,955	44,278,128
Net increase in net assets resulting from
operations	39,321,001	44,804,736
DISTRIBUTION TO SHAREHOLDERS
From net investment income	(1,644,004)	(1,194,234)
Total distributions to shareholders	(1,644,004)	(1,194,234)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)	274,806	(16,808,549)
Total increase in net assets	37,951,803	26,801,953
NET ASSETS
Beginning of period	325,424,171	298,622,218
End of period	$363,375,974	$325,424,171
Undistributed net investment income (loss)	$(396,909)	$1,644,143

(a) A summary of capital share transactions is as follows:

	Six Months Ended		Year Ended
	February 28, 2006*		August 31, 2005
	Shares	Value	Shares	Value
Shares sold	1,263,659	$24,274,006	2,859,161	$51,815,699
Shares issued on reinvestment
of distributions	77,233	1,558,558	63,323	1,149,948
Shares issued from merger	325,790	6,431,095	—	—
Shares redeemed	(1,603,481)	(31,988,853)	(3,834,905)	(69,774,196)
Net increase (decrease)	63,201	$274,806	(912,421)	$(16,808,549)

* Unaudited.

See accompanying Notes to Financial Statements.

Purisima Total Return Fund
Financial Highlights

For a capital share outstanding throughout each period.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

	Six
	Months
	Ended		Year Ended August 31,
	Feb. 28,
	2006++		2005	2004	2003	2002	2001
Net asset value, beginning
of period	$19.03		$16.58	$15.31	$14.06	$18.73	$19.65
Income from investment
operations:
Net investment income	(0.02)		0.10	0.07	0.07	0.09	0.31^
Net realized and
unrealized gain (loss)
on investments	2.26		2.42	1.27	1.34	(2.91)	(0.61)^
Total from investment
operations	2.24		2.52	1.34	1.41	(2.82)	(0.30)^
Less distributions:
From net investment
income	(0.10)		(0.07)	(0.07)	(0.05)	(0.19)	—
From net realized gain	—		—	—	(0.11)	(1.66)	(0.62)
Total distributions	(0.10)		(0.07)	(0.07)	(0.16)	(1.85)	(0.62)
Net asset value, end of
period	$21.17		$19.03	$16.58	$15.31	$14.06	$18.73
Total return	11.78	%**	15.20%	8.72%	10.22%	(16.72)%	(1.33)%
Ratios/supplemental
data:
Net assets, end of
period (millions)	$363.4		$325.4	$298.6	$244.1	$181.6	$122.4
Ratio of expenses to
average net assets:
Before fees waived and
expenses absorbed or
recouped	1.47	%*	1.46%	1.49%	1.56%	1.51%†	1.61%†
After fees waived and
expenses absorbed or
recouped	1.47	%*	1.49%	1.50%	1.50%	1.50%†	1.50%†
Ratio of net investment
income (loss) to
average net assets #	(0.23	)%*	0.52%	0.42%	0.55%	1.03%	1.68%
Portfolio turnover rate	38.64	%**	16.68%	19.50%	12.57%	60.76%	105.90%

*	Annualized.
**	Not annualized.
++	Unaudited.
#	Net of fees waived
^	Calculations are based on average shares outstanding for the period.
†	With dividend expense on securities sold short, which was 0.10% for 2002 and 0.05% for 2001. Otherwise, ratio of net expenses to average net assets would be 1.50% for 2002 and 2001.

See accompanying Notes to Financial Statements.

Purisima Total Return Fund
Notes to Financial Statements
February 28, 2006 (Unaudited)

NOTE 1 - ORGANIZATION

The Purisima Funds (the ‘‘Trust’’) was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The Trust consists of two diversified series. The Purisima Total Return Fund (the ‘‘Fund’’), representing the initial series of the Trust, which commenced operations on October 28, 1996, is covered by this report. Fisher Asset Management, LLC (doing business as Fisher Investments) (the ‘‘Adviser’’) serves as the investment adviser to the Fund.

The investment objectives of the Total Return Fund is as follows:

The Fund seeks to produce a high level of total return. It invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both depending on the assessment of market conditions.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. Investments in securities traded on the Nasdaq Stock Market, Inc. (‘‘Nasdaq’’) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. Securities traded on an exchange or Nasdaq for which there have been no sales and other over-the- counter securities are valued at the closing bid. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at cost which, when combined with accrued interest, approximates market value. Discounts and Premiums on securities purchased are amortized over the lives of the respective securities using the straight-line method.

B.
Federal Income and Excise Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulation that exist in the markets in which they invest.

C.
Security Transactions, Investment Income and Distributions. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

D.
Use of estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

E.
Concentration of Risk. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

F.
Options. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. ‘‘Fair value’’ of other private options are valued after consulting with the Adviser using a mathematical model.

Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Fund may purchase options which are included in the Fund’s Schedules of Investments and subsequently marked to market to reflect the current value of the option. At February 28, 2006, the Fund had no options outstanding.

G.
Securities Sold Short. To the extent the Fund engages in selling securities short, it is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

H.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund’s total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is also initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2006, the Adviser recouped fees previously waived and expenses absorbed of $31 from the Total Return Fund.

As of February 28, 2006, the Adviser has recouped all available reimbursements from the Total Return Fund.

U.S. Bancorp Fund Services, LLC (the ‘‘Administrator’’) acts as the Trust’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.

For its services, the Administrator receives a monthly fee based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $200 million of such net assets, 0.05% of the next $300 million, and 0.03% thereafter, subject to a minimum fee of $40,000 per Fund.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the ‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. For the six months ended February 28, 2006, the Fund incurred $422,430 in distribution fees. Quasar Distributors, LLC, an affiliate of the Administrator, serves as distributor of the Fund pursuant to a Distribution Agreement with the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the six months ended February 28, 2006 were as follows:

Fund	Purchases	Sales
Total Return Fund	$131,243,551	$140,845,011

NOTE 6 - FEDERAL INCOME TAX MATTERS

As of February 28, 2006, the components of distributable earnings on a tax basis were as follows:

Total Return
Cost of investments for tax purposes	$273,312,537
Gross tax unrealized appreciation	$94,124,149
Gross tax unrealized depreciation	$(4,431,186)
Net tax unrealized appreciation	$89,692,963

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

As of August 31, 2005, the Total Return Fund has a capital loss carryforward available to offset future capital gains, if any, of $13,076,757, of which $11,619,847 expires in 2011, $338,881 expires in 2012 and $1,118,029 expires in 2013.

NOTE 7 - MERGER

At the close of November 18, 2005, the Purisima Total Return Fund (the ‘‘Acquiring Fund’’) acquired all the net assets of the Purisima Pure American Fund and the Purisima Pure Foreign Fund (the ‘‘Acquired Funds’’) in a tax-free exchange of shares pursuant to an agreement and plan of reorganization approved by the Acquired Funds’ shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Acquiring Fund’s Schedule of Changes in Net Assets.

The Acquiring Fund issued 119,793 shares (valued at $2,364,717) for the Purisima Pure American Fund and issued 205,997 shares (valued at $4,066,378) for the Purisima Pure Foreign Fund during acquisition on November 18, 2005. The aggregate net assets of the Acquiring Fund immediately after the merger were $337,737,456.

NOTE 8 - PROXY VOTING PROCEDURES

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTE 9 - FORM N-Q DISCLOSURE

The Funds file its complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

Other Information — Board Consideration of and Continuation of Investment Advisory Agreement (Unaudited)

On October 27, 2005, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the Total Return Fund. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser, including reports on each Fund’s investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by Adviser to the Fund. In addition, the Board reviewed information regarding, as applicable, the Fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each Fund.

In deciding to renew the Agreement, the Board of Trustees did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

1. Nature, Extent and Quality of Services

The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser’s investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the product provided by the Adviser and noted that the Quarterly Report from the Adviser was extremely sophisticated and thorough. The Board commented on the quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board’s consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other Services. The Board considered the Adviser’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with each Fund.

The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit each Fund and its shareholders.

2. Investment Performance

The Board considered the Fund’s pursuit of its investment objectives and the investment results of the Fund in light of its objective. The Trustees compared the Fund’s total returns with various independent mutual fund indices, and noted the favorable long-term performance of the Fund compared to its benchmark and its peers.

The Board ultimately concluded that the Adviser’s performance record in managing the Fund indicates that its continued management will benefit the Fund and its shareholders.

3. Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in applicable peer fund indices. The Board observed that the Fund’s advisory fees and total expenses were reasonable compared to the median fee and expense levels of the other funds in the indices. The Board noted that, to date, the Adviser had waived significant fees in respect of the Total Return Fund that the Adviser would not be able to recoup, thus indicating a substantial investment by the Adviser in that Fund. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser’s private clients. The Board considered the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found the Fund’s fees reasonable.

4. Adviser, Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding the Adviser’s costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund’s advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser’s past waiver of fees in respect of the Fund. The Board concluded that the Fund’s cost structure is reasonable.

5. Ancillary Benefits

The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to its institutional management business. The Board reviewed the Adviser’s portfolio trading practices, noting that the Adviser receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund, and other soft dollar research benefits.

6. Conclusions

Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

Trustees and Officer Information (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Funds’ investment objective and policies and to general supervision by the Board. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

Number of
Portfolios in
Fund
	Position(s)			Complex	Other
	Held with		Principal Occupation(s)	Overseen by	Directorships
Name, Address, Date of Birth	Trust	Year Elected[1]	During Past Five Years	Director	Held
Kenneth L. Fisher* (born 1950)	President	1996	Chief Executive Officer and majority	2	None
13100 Skyline Blvd.	and Trustee		shareholder of the Adviser, and has
Woodside, CA 94062			served in such capacities since the
incorporation of the Adviser in 1986.
Prior thereto, he was the founder of
Fisher Investments, a sole
proprietorship which commenced
operations in 1978.
Pierson E. Clair III (born 1948)	Trustee	1996	President and Chief Executive Officer	2	Signature
13100 Skyline Blvd.			of Brown & Haley since 1998 (fine		Foods, Inc.
Woodside, CA 94062			confectioners); Vice President of
Blummer Chocolate Company from
1980 to 1997, where he had been
employed since 1970.
Scott LeFevre (born 1957)	Trustee	2001	Sole proprietor of LeFevre Capital	2	None
13100 Skyline Blvd.			Management, a registered investment
Woodside, CA 94062			adviser.
Alfred D. McKelvy, Jr.	Trustee	2003	Executive Director of the law firm of	2	Diablo Valley
(born 1949)			Berding & Weil, LLP since 1990.		Bank; East
13100 Skyline Blvd.					Bay BOMA.
Woodside, CA 94062

24 & 25

Number of
Portfolios in
Fund
	Position(s)			Complex	Other
	Held with		Principal Occupation(s)	Overseen by	Directorships
Name, Address, Date of Birth	Trust	Year Elected[1]	During Past Five Years	Director	Held
Bryan F. Morse (born 1952)	Trustee	1996	Sole proprietor of Bryan F. Morse,	2	None
13100 Skyline Blvd.			RIA, a registered investment adviser
Woodside, CA 94062			since 1990.
Grover T. Wickersham	Trustee	1996	Attorney in private practice in Palo	2	None
(born 1949)			Alto, California. Prior to entering
13100 Skyline Blvd. Woodside, CA 94062			private practice in June of 1981, served as a Branch Chief of the Los
Angeles Regional Office of the U.S. Securities and Exchange Commission.
Tom Fishel (born 1960)	Chief	2005	Vice President and Chief Compliance	N/A	None
13100 Skyline Blvd.	Compliance		Officer of the Adviser. Vice President
Woodside, CA 94062	Officer		of Charles Schwab & Co., Inc. from
1995 to 2004, where he had been
employed since 1983.
Joy Ausili (born 1966)	Secretary	2004	Vice President of U.S. Bancorp Fund	N/A	None
2020 East Financial Way	and		Services, LLC since 1997.
Glendora, CA 91741	Assistant
Treasurer
Rita Dam (born 1966)	Treasurer	2004	Vice President of U.S. Bancorp Fund	N/A	None
2020 East Financial Way			Services, LLC since 1994.
Glendora, CA 91741

1	Trustees and officers of the Funds serve until their resignation, removal or retirement.
*	‘‘Interested person’’ of the Trust, as defined in the 1940 Act.

26 & 27

Privacy Notice

Fisher Asset Management, LLC (formerly, Fisher Investments, Inc.) and The Purisima Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

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[back cover]

The Purisima Funds
____________________________________________________________________________________________________________
Semi-Annual Report (Unaudited)
February 28, 2006
The Purisima All-Purpose Fund

A Letter to Our Shareholders

Welcome to the semi-annual report for the Purisima All-Purpose Fund for the six-month period ended February 28, 2006. The Fund commenced on November 1, 2005. It seeks high total return while also attempting to provide protection against declines in value of the US and foreign equity markets. During the period, this fund was primarily invested in US government securities.

Thank you for your continued interest and support.

Sincerely,

Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

Opinions expressed above are those of Kenneth L. Fisher and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund may use short sales of securities, which involve the risk that losses may exceed the original amount invested. The Fund may also use options and futures contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund may invest in debt securities which typically decrease in value when interest rates rise. This risk is greater for longer-term debt securities.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. An investment in the Fund is not suitable for all investors.
This material must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor 04/06

SECTOR BREAKDOWN1
(Unaudited)

Purisima All-Purpose Fund

U.S. Treasury Obligations	97.3%
Mutual Funds	2.7%
Total	100.0%

1Percentage of Total Investments as of February 28, 2006.

Important Information

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from November 1, 2005 (Inception) to February 28, 2006 for the All-Purpose Fund.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE
(Unaudited)

Purisima All-Purpose Fund	Acutal	Hypothetical Performance
(Inception date: 11/01/2005)	Performance	(5% return before expenses)

Beginning Account Value (11/01/05)	$1,000.00	$1,000.00

Ending Account Value (02/28/06)	$1,016.00	$1,011.41

Expenses Paid During Period[1]	$4.93	$4.92

[1] Expenses are equal to the Fund's expense ratio for the four month period of 1.50% for the All-Purpose Fund multiplied by the average account value over the period, multiplied by 120/365 (to reflect the four month period).

Purisima All-Purpose Fund
Schedule of Investments
February 28, 2006 (Unaudited)

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS - 192.1%
	U.S. Treasury Bill - 192.1%
$49,000	4.080%, 04/06/2006	$48,792

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,792)	48,792

Shares

MUTUAL FUNDS - 5.3%
1,358	SEI Daily Income Trust Government Fund	$ 1,358

	TOTAL MUTUAL FUNDS (Cost $1,358)	1,358

TOTAL INVESTMENTS (Cost $50,150) - 197.4%		50,150
Liabilities in Excess of Other Assets - (97.4)%		(24,747)
TOTAL NET ASSETS - 100.0%		$25,403

Footnotes
Percentages are stated as a percent of net assets.

See accompanying Notes to Financial Statements.

PURISIMA ALL-PURPOSE FUND

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2006 (Unaudited)

All-Purpose Fund
ASSETS
Investments in securities, at cost	$50,150

Investments in securities, at value	$50,150
Receivables:
Dividends and interest	29
Prepaid expenses	13,938
Total Assets	64,117

LIABILITIES
Due to Advisor (Note 3)	8,464
Accrued administration fees (Note 3)	3,288
Accrued transfer agent fees	4,204
Accrued audit fees	5,498
Accrued fund accounting fees	7,827
Accrued reports to shareholders	3,091
Other accrued expenses	6,342
Total Liabilities	38,714

NET ASSETS	$25,403

Number of shares issued and outstanding
(unlimited shares authorized, $0.01 par value)	2,515

Net asset value, offering and redemption price
per share	$10.10

COMPONENTS OF NET ASSETS
Paid-in capital	$25,148
Accumulated net investment income	259
Accumulated net realized loss on investments	(4)
Net unrealized appreciation on investments	-
Net assets	$25,403

See accompanying Notes to Financial Statements.

PURISIMA ALL-PURPOSE FUND

STATEMENT OF OPERATIONS
For the period November 1, 2005 to February 28, 2006 (Unaudited)

All-Purpose
Fund ^
INVESTMENT INCOME
Income
Interest & other income	$530
Total income	530

Expenses
Advisory fees	82
Administration fees	13,041
Transfer agent fees	5,454
Fund accounting fees	10,338
Custody fees	1,443
Insurance expense	1,743
Reports to shareholders	3,260
Registration fees	7,498
Audit fees	5,498
Legal fees	4,631
Trustee fees	1,630
Miscellaneous	3,045
Total expenses	57,663
Less: Reimbursement by Adviser	57,540
Net expenses	123

Net investment income	407

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized (loss) on investments	(4)
Change in net unrealized appreciation on investments	-
Net (loss) on investments	(4)

Net increase in net assets resulting from operations	$403

^ Inception date (11/01/2005).

See accompanying Notes to Financial Statements.

PURISIMA ALL-PURPOSE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period
November 1, 2005 thru
DECREASE IN NET ASSETS FROM:	February 28, 2006 *^

OPERATIONS
Net investment income	$407
Net realized loss on investments :	(4)
Change in net unrealized appreciation on investments	-
Net increase in net assets resulting from operations	403

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(148)
Total distributions to shareholders	(148)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	25,148

Total increase in net assets	25,403

NET ASSETS
Beginning of period	-
End of period	$25,403

Undistributed net investment income	$259

(a) A summary of capital share transactions is as follows:

	November 1, 2005
	thru February 28, 2006 *^
	Shares	Value
Shares sold	2,500	$25,000
Shares issued on reinvestment of distributions	15	148
Shares redeemed	-	-
Net increase	2,515	$25,148

* Unaudited.
^ Inception date (11/01/2005).

See accompanying Notes to Financial Statements.

PURISIMA ALL-PURPOSE FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

	For the Period November 1, 2005^ thru
	Feb. 28, 2006++
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain
(loss) on investments	(0.00)
Total from investment operations	0.16

Less distributions:
From net investment income	(0.06)
Total distributions	(0.06)

Net asset value, end of period	$10.10

Total return	1.60%	**

Ratios/supplemental data:
Net assets, end of period (thousands)	$25.4

Ratio of expenses to average net assets:
Before fees waived	703.06%	*
After fees waived	1.50%	*

Ratio of net investment income (loss)
to average net assets #	4.96%	*

Portfolio turnover rate	0.00%	**

*	Annualized.
**	Not annualized.
++	Unaudited.
#	Net of fees waived.
^	Inception date (11/01/2005).

See accompanying Notes to Financial Statements.

PURISIMA ALL-PURPOSE FUND

NOTES TO FINANCIAL STATEMENTS
February 28, 2006 (Unaudited)

NOTE 1 - ORGANIZATION

The Purisima Funds (the “Trust”) was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The Trust consists of two diversified series. The Purisima All-Purpose Fund (the “Fund”), which commenced operations on November 1, 2005, will be covered in this report. Fisher Asset Management, LLC (doing business as Fisher Investments) (the “Adviser”) serves as the investment adviser to the Fund.

The investment objectives of the All-Purpose Fund is as follows:

The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. It invests in derivative securities, money market instruments and other securities, including U.S. and foreign common stocks, and fixed income securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. Investments in securities traded on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. Securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the closing bid. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at cost which, when combined with accrued interest, approximates market value. Discounts and Premiums on securities purchased are amortized over the lives of the respective securities using the straight-line method.

B.
Federal Income and Excise Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to its shareholders. Therefore, no federal income or excise tax provision is required.

PURISIMA ALL-PURPOSE FUND

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulation that exist in the markets in which they invest.

C.
Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

D.
Use of estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

E.
Concentration of Risk. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

F.
Options. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. “Fair value” of other private options are valued after consulting with the Adviser using a mathematical model.

Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Trust may purchase options which are included in the Trust’s Schedules of Investments and subsequently marked to market to reflect the current value of the option. At February 28, 2006, the Trust had no options outstanding.

G.
Securities Sold Short. To the extent the Fund engages in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

PURISIMA ALL-PURPOSE FUND

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

H.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund’s total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is also initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

As of February 28, 2006, the Adviser has reimbursed the All-Purpose Fund $57,540 to limit its total expenses to not more than 1.50% of the average daily net assets.

PURISIMA ALL-PURPOSE FUND

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Trust’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.

For its services, the Administrator receives a monthly fee based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $200 million of such net assets, 0.05% of the next $300 million, and 0.03% thereafter, subject to a minimum fee of $40,000 per Fund.

NOTE 4 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the period November 1, 2005 to February 28, 2006 were as follows:

Fund	Purchases	Sales
All-Purpose Fund	$ 0	$ 0

The All-Purpose Fund purchased $100,214 and sold $51,883 in U.S. Government securities during the period November 1, 2005 to February 28, 2006.

NOTE 5 - FEDERAL INCOME TAX MATTERS

As of February 28, 2006, the components of distributable earnings on a tax basis were as follows:

All-Purpose
Cost of investments for tax purposes	$50,150
Gross tax unrealized appreciation	$0
Gross tax unrealized depreciation	$0
Net tax unrealized appreciation	$0

NOTE 6 - PROXY VOTING PROCEDURES

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTE 7 - FORM N-Q DISCLOSURE

The Funds file its complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

Other Information -

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On October 27, 2005, the Board of Trustees considered its initial approval of the Investment Management Agreement for the All Purpose Fund. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser, including reports on the Adviser’s investment results; proposed portfolio composition; past portfolio trading practices for other mutual funds advised by the Adviser; and other information relating to the nature, extent and quality of services expected to be provided by the Adviser to the Fund. In addition, the Board reviewed information regarding, as applicable, the Fund’s advisory fee and expense comparisons, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund.

In deciding to approve the Agreement, the Board of Trustees did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

1.  Nature, Extent and Quality of Services

The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser’s investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the product provided by the Adviser and noted that the Quarterly Report from the Adviser with respect to its other mutual funds was extremely sophisticated and thorough. The Board commented on the quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board’s consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other Services. The Board considered the Adviser’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

The Board concluded that the nature, extent and quality of the services expected to be provided by the Adviser should benefit the Fund and its shareholders.

2.  Investment Performance

The Fund had not yet commenced investment operations so the Board reviewed the Adviser’s investment performance for its other mutual funds, knowing that such information was only of limited value with respect to the Fund.

The Board ultimately concluded that the Adviser is likely to have investment performance in managing the Fund that will benefit the Fund and its shareholders.

3.  Advisory Fees and Total Expenses

The Board reviewed the proposed advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in applicable peer fund indices. The Board observed that the Fund’s proposed advisory fees and total expenses were reasonable compared to the median fee and expense levels of the other funds, but also recognized the unique investment objective of the Fund and the absence of any close comparisons. The Board noted that the Adviser is likely to need to waived significant fees in respect of the Fund, thus indicating a substantial investment by the Adviser in that Fund. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser’s private clients. The Board considered the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found the Fund’s fees reasonable.

4.  Adviser, Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding the Adviser’s likely costs of providing services to the Fund, as well as the resulting absence of profits to the Adviser. The Board considered the Adviser’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its likely initial asset size, breakpoints in the Fund’s advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they might exist in the future, effectively would be shared given the Adviser’s initial likely waiver of fees in respect of the Fund. The Board concluded that the Fund’s cost structure is reasonable.

5.  Ancillary Benefits

The Board considered a variety of other benefits possibly received by the Adviser, including possible ancillary benefits to its institutional management business. The Board reviewed the Adviser’s portfolio trading practices, noting that the Adviser may receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund, and other soft dollar research benefits.

6.  Conclusions

Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement would be fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the approval of the Agreement was in the best interests of the Fund and its shareholders.

Trustees and Officer Information (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Funds’ investment objective and policies and to general supervision by the Board. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:
Name, Address, Date of Birth	Position(s) Held with Trust	Year Elected[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director-ships Held
Kenneth L. Fisher* (born 1950) 13100 Skyline Blvd. Woodside, CA 94062	President and Trustee	1996	Chief Executive Officer and majority shareholder of the Adviser, and has served in such capacities since the incorporation of the Adviser in 1986. Prior thereto, he was the founder of Fisher Investments, a sole proprietorship which commenced operations in 1978.	2	None
Pierson E. Clair III (born 1948) 13100 Skyline Blvd. Woodside, CA 94062	Trustee	1996	President and Chief Executive Officer of Brown & Haley since 1998 (fine confectioners); Vice President of Blummer Chocolate Company from 1980 to 1997, where he had been employed since 1970.	2	Signature Foods, Inc.
Scott LeFevre (born 1957) 13100 Skyline Blvd. Woodside, CA 94062	Trustee	2001	Sole proprietor of LeFevre Capital Management, a registered investment adviser.	2	None
Alfred D. McKelvy, Jr. (born 1949) 13100 Skyline Blvd. Woodside, CA 94062:	Trustee	2003	Executive Director of the law firm of Berding & Weil, LLP since 1990.	2	Diablo Valley Bank; East Bay BOMA.
Bryan F. Morse (born 1952) 13100 Skyline Blvd. Woodside, CA 94062	Trustee	1996	Sole proprietor of Bryan F. Morse, RIA, a registered investment adviser since 1990.	2	None
Grover T. Wickersham (born 1949) 13100 Skyline Blvd. Woodside, CA 94062	Trustee	1996	Attorney in private practice in Palo Alto, California. Prior to entering private practice in June of 1981, served as a Branch Chief of the Los Angeles Regional Office of the U.S. Securities and Exchange Commission.	2	None
Tom Fishel (born 1960) 13100 Skyline Blvd. Woodside, CA 94062	Chief Compliance Officer	2005	Vice President and Chief Compliance Officer of the Adviser. Vice President of Charles Schwab & Co., Inc. from 1995 to 2004, where he had been employed since 1983.	N/A	None
Joy Ausili (born 1966) 2020 East Financial Way Glendora, CA 91741	Secretary and Assistant Treasurer	2004	Vice President of U.S. Bancorp Fund Services, LLC since 1997.	N/A	None
Rita Dam (born 1966) 2020 East Financial Way Glendora, CA 91741	Treasurer	2004	Vice President of U.S. Bancorp Fund Services, LLC since 1994.	N/A	None

1 Trustees and officers of the Funds serve until their resignation, removal or retirement.
* “Interested person” of the Trust, as defined in the 1940 Act.

Privacy Notice

Fisher Asset Management, LLC (formerly, Fisher Investments, Inc.)and The Purisima Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 10, 2003.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Purisima Funds

By (Signature and Title)	/s/ Kenneth L. Fisher
Kenneth L. Fisher, President

Date:	05/09/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kenneth L. Fisher
Kenneth L. Fisher, President

Date: 05/09/2006

By (Signature and Title)*	/s/ RITA DAM
Rita Dam, Treasurer

Date:	05/01/2006

* Print the name and title of each signing officer under his or her signature.